Investment Objectives and Goals - Pinnacle Focused Opportunities ETF	Mar. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PINNACLE FOCUSED OPPORTUNITIES ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pinnacle Focused Opportunities ETF (the “Fund”) seeks long term capital appreciation.